Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Equity investments and others- One (Details)
HKD / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, SGD in Millions, HKD in Millions, $ in Millions
	1 Months Ended																													12 Months Ended
	May 31, 2017 HKD HKD / shares	May 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Jan. 31, 2017 SGD	Jan. 31, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Oct. 31, 2016 SGD	Oct. 31, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥) HKD / shares	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	May 31, 2016 USD ($) $ / shares shares	May 31, 2016 CNY (¥) shares	Apr. 30, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	May 31, 2015 CNY (¥)	Jul. 31, 2014 SGD	Jul. 31, 2014 HKD	Jul. 31, 2014 CNY (¥)	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 CNY (¥)	Mar. 31, 2018	Mar. 31, 2017 HKD	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Apr. 30, 2017 USD ($)	Mar. 31, 2016 CNY (¥)
Investment
Cash consideration																			¥ 28,724														¥ 41,836	¥ 3,055	¥ 16,291
Paytm Mall | Ordinary Shares
Investment
Equity interest (as a percent)			8.00%	8.00%																											8.00%	8.00%	8.00%
Paytm Mall | Preferred shares
Investment
Purchase consideration, cost method			$ 177	¥ 1,220
Equity interest on a fully diluted basis (as a percent)			36.00%	36.00%																											36.00%	36.00%	36.00%
RRS
Investment
Equity interest (as a percent)	34.00%	34.00%
Equity interest exchanged from convertible and exchangeable bond (as a percent)					24.00%	24.00%
Percentage of equity interest upon exchange of convertible and exchangeable bond					34.00%	34.00%
Cost of equity interest						¥ 1,225
Allocated to net assets acquired						724
Purchase consideration, equity method		¥ 340
RRS | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets						296
RRS | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets						312
RRS | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets						¥ 107
Haier | Ordinary Shares
Investment
Percentage of equity interest acquired					2.00%	2.00%
SingPost | Ordinary Shares
Investment
Percentage of equity interest acquired																							10.00%	10.00%	10.00%
Purchase price					SGD 187	¥ 892																	SGD 313		¥ 1,548
Ownership of investee upon completion of transaction (as a percent)						14.00%
A wholly-owned subsidiary of SingPost
Investment
Equity interest (as a percent)								34.00%	34.00%
Purchase consideration, equity method								SGD 86	¥ 417
Sanjiang
Investment
Percentage of equity interest acquired					9.00%	9.00%
Allocated to net assets acquired						¥ 149
Purchase consideration, equity method						439
Commitment made by the Company to invest, amount							¥ 1,900
Purchase price of exchangeable bonds							¥ 188
Ownership to be acquired (as a percent)							32.00%
Sanjiang | Future
Investment
Percentage of equity interest upon exchange of exchangeable bond																														35.00%
Sanjiang | Goodwill, amortizable intangible assets and the corresponding deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets						¥ 290
YTO Express
Investment
Purchase consideration, cost method																						¥ 1,500
Equity interest (as a percent)																						12.00%
Equity interest converted from registered capital (as a percent)										10.00%	10.00%
Purchase price											¥ 420
Equity interest (as a percent)											11.00%
Weibo
Investment
Equity interest (as a percent)																											30.00%
Purchase consideration, cost method																												$ 586	¥ 3,645
Equity interest (as a percent)																												18.00%	18.00%
Percentage of equity interest acquired										1.00%	1.00%
Allocated to net assets acquired											¥ 71																¥ 1,548
Ownership of investee upon completion of transaction (as a percent)			31.00%	31.00%																											31.00%	31.00%	31.00%
Purchase consideration, equity method										$ 135	901															$ 449	2,764
Weibo | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets											221																1,126
Weibo | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets											665																3,978
Weibo | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets											¥ 56																¥ 282
Ele.me | Preferred shares
Investment
Purchase consideration, cost method												$ 360	¥ 2,394							$ 540	¥ 3,512
Equity interest (as a percent)												20.00%	20.00%																							23.00%
Didi Chuxing
Investment
Purchase consideration, cost method															$ 200	¥ 1,318	$ 445	¥ 2,729
Equity interest (as a percent)			7.00%	7.00%																											7.00%	7.00%	7.00%			6.00%
Intime
Investment
Percentage of equity interest upon conversion of convertible bond															28.00%	28.00%
Cost of equity interest														¥ 4,758		¥ 4,758
Allocated to net assets acquired														¥ 4,934		4,934
Total cash consideration																								HKD 5,368	¥ 4,264
Equity interest held in subsidiary (as a percentage)	74.00%	74.00%
Cash consideration | HKD	HKD 12,600
Conversion price (in HKD per share) | HKD / shares														¥ 7.13
Reclassification of unrealized loss																															HKD 246		¥ 208
Share price, cancellation (in HKD per share) | HKD / shares	HKD 10.00
Intime | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets														¥ 250		250
Intime | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets														¥ 426		¥ 426
Intime | Ordinary Shares
Investment
Equity interest (as a percent)																							9.90%	9.90%	9.90%
Suning
Investment
Allocated to net assets acquired																		¥ 12,778
Number of shares agreed to be subscribed by investee | shares																	26.3	26.3
Percentage of equity interest in the Company																	1.10%	1.10%
Cash consideration (USD per share) | $ / shares																	$ 81.51
Investment cost recognized as an issuance of treasury shares																																$ 429	¥ 2,823
Suning | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																		¥ 5,100
Suning | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																		9,113
Suning | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																		¥ 1,582
Suning | Ordinary Shares | Investment agreement with Suning
Investment
Equity interest (as a percent)																		19.99%
Total cash consideration																		¥ 28,200
Commitment to subscribe shares | Ele.me | Preferred shares
Investment
Amount committed																				900																$ 288	¥ 5,891
Company and Ant Financial Services | Commitment to subscribe shares | Ele.me | Preferred shares
Investment
Amount committed | $																				$ 1,250																$ 400